Legg Mason Partners Income Funds

125 Broad Street

New York, New York 10004

April 28, 2006

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:    Legg Mason Partners Income Funds (the “Trust”)

File Nos. 002-96408; 811-04254

Dear Sirs:

Pursuant to Rule 497 (j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above referenced Fund do not differ from those contained in Post-Effective Amendment No. 74 filed on April 28, 2006, which became effective on April 28, 2006.

Any comments on this filing should be directed to the undersigned at (203) 890-7156. Please return an electronic transmittal as evidence of your receipt of this filing.

Very truly yours,

/s/ Todd Lebo

Todd Lebo

Assistant Secretary